Share Capital (Details) - Schedule of Number of Shares and Stated Value of Outstanding Shares - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Apr. 30, 2021
Schedule of Number of Shares and Stated Value of Outstanding Shares [Line Items]
Number of shares	13,610,342	12,805,291	6,197,776
Stated value	$ 51,252	$ 46,554
Telesat Public Shares [Member]
Schedule of Number of Shares and Stated Value of Outstanding Shares [Line Items]
Number of shares	13,497,501	12,692,450
Stated value	$ 44,912	$ 40,214
Class C Shares [Member]
Schedule of Number of Shares and Stated Value of Outstanding Shares [Line Items]
Number of shares	112,841	112,841
Stated value	$ 6,340	$ 6,340